UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-09

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-09-10

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              42

Form 13F Information Table Value Total:                          413,767
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                      FORM 13F INFORMATION TABLE

                                                                SHRS OR
                                                                PRN AMT;
                                TITLE                           SH/PRN;
        NAME OF ISSUE          OF CLASS     CUSIP     (X$1000)  PUT/CALL    DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                  SOLE   SHARED  NONE

Affiliated Managers Group        Com      008252108    14,356   213,161SH    SOLE      N/A        170,940  0     42,221
Allied Cap Corp New              Com      01903Q108     1,370   379,434SH    SOLE      N/A        294,973  0     84,461
American Cap Ltd                 Com      02503Y103     2,097   859,603SH    SOLE      N/A        695,321  0    164,282
Ares Cap Corp                    Com      04010L103     1,922   154,390SH    SOLE      N/A        128,790  0     25,600
Berkshire Hathaway Inc Del      Cl B      084670207    16,538     5,033SH    SOLE      N/A          4,084  0        949
Best Buy Inc                     Com      086516101     4,102   103,950SH    SOLE      N/A         85,590  0     18,360
Barrett Bill Corp                Com      06846N104    11,452   368,129SH    SOLE      N/A        306,084  0     62,045
BT Group PLC                     Adr      05577E101     6,787   312,211SH    SOLE      N/A        254,201  0     58,010
Canadian Natl Ry Co              Com      136375102    18,913   347,917SH    SOLE      N/A        280,982  0     66,935
CB Richard Ellis Group Inc      Cl A      12497T101       233    17,200SH    SOLE      N/A         16,450  0        750
Cemex Sab De Cv             Spon ADR New  151290889     7,869   665,768SH    SOLE      N/A        548,370  0    117,398
Fidelity National Financial     Cl A      31620R105     8,684   645,191SH    SOLE      N/A        525,731  0    119,460
Fidelity Natl Information S      Com      31620M106    12,360   527,305SH    SOLE      N/A        431,946  0     95,359
FPL Group Inc                    Com      302571104     9,077   171,851SH    SOLE      N/A        142,541  0     29,310
HCC Ins Hldgs Inc                Com      404132102    24,941   891,690SH    SOLE      N/A        733,589  0    158,101
Helmerich & Payne Inc            Com      423452101    13,333   334,318SH    SOLE      N/A        271,973  0     62,345
Johnson & Johnson                Com      478160104    13,134   203,917SH    SOLE      N/A        167,227  0     36,690
JP Morgan Chase & Co             Com      46625H100    20,149   483,543SH    SOLE      N/A        396,975  0     86,568
Kimco Realty Corp                Com      49446R109     7,819   577,930SH    SOLE      N/A        467,615  0    110,315
Lender Processing Svcs Inc       Com      52602E102     7,717   189,786SH    SOLE      N/A        159,223  0     30,563
Level 3 Communications Inc       Com      52729N100     7,245 4,735,169SH    SOLE      N/A      3,759,520  0    975,649
Level 3 Communications Inc      Note      52729NBA7     1,314 1,347,000PRN   SOLE      N/A              0  0          0
Markel Corp                      Com      570535104     8,241    24,237SH    SOLE      N/A         19,819  0      4,418
Medtronic Inc                    Com      585055106     9,636   219,102SH    SOLE      N/A        179,062  0     40,040
Meredith Corp                    Com      589433101     1,966    63,729SH    SOLE      N/A         53,059  0     10,670
Mohawk Inds Inc                  Com      608190104     4,710    98,947SH    SOLE      N/A         79,222  0     19,725
Nabors Industries Ltd            Shs      G6359F103     9,503   434,141SH    SOLE      N/A        352,090  0     82,051
Nucor Corp                       Com      670346105    15,370   329,478SH    SOLE      N/A        267,787  0     61,691
Posco                       Sponsored ADR 693483109     9,842    75,072SH    SOLE      N/A         60,944  0     14,128
Radian Group Inc                 Com      750236101     3,510   480,131SH    SOLE      N/A        386,211  0     93,920
Reliance Steel & Aluminum C      Com      759509102     5,455   126,210SH    SOLE      N/A        102,610  0     23,600
Sherwin Williams Co              Com      824348106     6,052    98,172SH    SOLE      N/A         80,537  0     17,635
Suncor Energy Inc New            Com      867224107     8,690   246,109SH    SOLE      N/A        202,471  0     43,638
Sysco Corp                       Com      871829107    11,682   418,097SH    SOLE      N/A        344,182  0     73,915
Taiwan Semiconductor Mfg Lt Sponsored ADR 874039100     8,841   772,817SH    SOLE      N/A        641,465  0    131,352
TEVA Pharmaceutical Inds Lt      Adr      881624209    22,288   396,725SH    SOLE      N/A        325,055  0     71,670
TJX Cos Inc New                  Com      872540109     9,195   251,572SH    SOLE      N/A        203,182  0     48,390
United Technologies Corp         Com      913017109    16,671   240,178SH    SOLE      N/A        195,268  0     44,910
Wal Mart Stores Inc              Com      931142103    12,340   230,877SH    SOLE      N/A        187,227  0     43,650
Wellpoint Inc                    Com      94973V107    13,626   233,763SH    SOLE      N/A        188,508  0     45,255
Wells Fargo & Co New             Com      949746101    17,207   637,530SH    SOLE      N/A        517,185  0    120,345
XTO Energy Inc                   Com      98385X106     7,530   161,833SH    SOLE      N/A        130,433  0     31,400
